Document and Entity Information	12 Months Ended
Dec. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	FIDELITY INVESTMENT TRUST
Central Index Key	0000744822
Amendment Flag	false
Document Creation Date	Aug. 13, 2013
Document Effective Date	Aug. 13, 2013
Prospectus Date	Dec. 29, 2012